Schedule of component of income tax expense (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Current tax expense
Current year
Changes in estimates related to prior years	139,886	179,562	(417,393)
Tax recognized in profit or loss	139,886	179,562	(417,393)
Recognition of tax effect of previously unrecognised tax losses
Deferred tax expense
Income tax (benefit)/expense recognized in profit or loss	$ 139,886	$ 179,562	$ (417,393)